Employee Benefits - Summary of Employee Benefits Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Classes of employee benefits expense [abstract]
Current remuneration	$ 1,179.8	$ 1,247.1
Post-employment defined benefit plans	10.1	10.6
Post-employment defined contribution plans	56.7	55.5
Termination benefits	46.6	6.0
Stock-based compensation (Note 18)	15.5	20.7
Other long-term benefits	6.1	2.5
Total	$ 1,314.8	$ 1,342.4